Consolidated Balance Sheets (FY) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 88,756,000	$ 34,607,000
Grants receivable	806,000	0
Prepaid expenses and other current assets	1,685,000	7,690,000
Total current assets	91,247,000	42,297,000
Property and equipment, net	451,000	156,000
Right of use assets	3,986,000	4,072,000
Investments in related parties	723,000	822,000
Other assets	106,000	0
Total assets	96,513,000	47,347,000
Current liabilities
Accounts payable	4,710,000	5,578,000
Accrued expenses	3,219,000	6,665,000
Lease liability-current	894,000	611,000
Financing obligation-current	58,000	0
Deferred revenue-current	2,301,000	3,942,000
Warrant liability	114,000	10,704,000
Convertible promissory notes payable at fair value	0	51,170,000
Series C convertible preferred stock at amortized cost	0	26,001,000
Series C convertible preferred stock at fair value	0	2,518,000
Other short-term debt	0	260,000
Total current liabilities	11,296,000	107,449,000
Lease liability-noncurrent	3,475,000	3,847,000
Financing obligation-noncurrent	235,000	0
Deferred revenue-noncurrent	0	25,865,000
Other long-term debt	0	635,000
Total liabilities	15,006,000	137,796,000
Commitments and contingencies-Note 11
Stockholders' equity (deficit)
Common stock, $0.01 par value per share; 30,000,000 authorized shares; 29,959,060 and 15,632,809 shares issued as of December 31, 2021 and 2020, respectively; 29,959,060 and 15,316,721 shares outstanding as of December 31, 2021 and 2020, respectively	300,000	156,000
Treasury stock, zero and 316,088 shares outstanding as of December 31, 2021 and 2020, respectively	0	(1,846,000)
Additional paid-in capital	296,445,000	72,136,000
Accumulated other comprehensive loss	(103,000)	(333,000)
Accumulated deficit	(215,135,000)	(160,562,000)
Total stockholders' equity (deficit)	81,507,000	(90,449,000)
Total liabilities and stockholders' equity (deficit)	$ 96,513,000	$ 47,347,000